U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 2-29858
POST-EFFECTIVE AMENDMENT NO. 126

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-1701
POST-EFFECTIVE AMENDMENT NO. 101

DAVIS NEW YORK VENTURE FUND, INC.

2949 East Elvira Road, Suite 101
Tucson, Arizona  85756
(1-520-806-7600)

Agents For Service:	Ryan Charles, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601

It is proposed that this filing will become effective:
Immediately upon filing pursuant to paragraph (b)
X	On May 10, 2017, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered Common Stock of:
DAVIS NEW YORK VENTURE FUND Class A, B, C, R, T, and Y shares

EXPLANATORY NOTE
Post-Effective Amendment No. 122 ("PEA No. 122") to the Registration Statement of Davis New York Venture Fund, Inc. (the "Registrant") was filed pursuant to 485(a) under the Securities Act of 1933 (the "1933 Act") on January 18, 2017, for the purpose of registering a new share class of the Registrant, Class T shares, for Davis New York Venture Fund. This Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A for the Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act solely for the purpose of delaying, until May 10, 2017, the effectiveness of PEA No. 122. Since no other changes are intended to be made to PEA No. 122 by means of this filing, Parts A, B, and C of PEA No. 122 are incorporated herein by reference.
This Amendment is not intended to amend the prospectuses and statements of additional information of other series (Davis Research Fund, Davis Global Fund, and Davis International Fund) of the Registrant.

PART A – PROSPECTUS
The Prospectus for the Davis New York Venture Fund (the "Fund"), a series of Davis New York Venture Fund, Inc. is incorporated herein by reference to Part A of PEA No. 122.

PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 122.

PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 122.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 7th day of April 2017.

DAVIS NEW YORK VENTURE FUND, INC.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	April 7th, 2017
Kenneth Eich

Douglas Haines*	Principal Financial Officer and Principal Accounting Officer	April 7th, 2017
Douglas Haines

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23 (q)(1) of Registrant's registration statement 2-29858 on February 25, 2014.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

DAVIS NEW YORK VENTURE FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on April 7th, 2017, by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum*	Director
Marc P. Blum

Andrew A. Davis*	Director
Andrew A. Davis

Christopher C. Davis*	Director
Christopher C. Davis

John Gates*	Director
John Gates

Thomas. S. Gayner*	Director
Thomas S. Gayner

Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

Robert P. Morgenthau*	Director
Robert P. Morgenthau

Marsha Williams*	Director
Marsha Williams

* Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 23(q)(1) of Registrant's registration statement 2-29858 on February 25, 2014.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact